THE UNION CENTRAL LIFE INSURANCE COMPANY
                                ("Union Central")
                              CARILLON LIFE ACCOUNT
                              ("Separate Account")
                                 Supplement to:
                              Excel Accumulator VUL
                          Prospectus Dated May 1, 2008
                          Supplement Dated May 1, 2009

This supplement amends certain disclosure contained in the above-referenced prospectuses for the policies with the same names. Please keep this supplement together with your prospectus for future reference.

1. Effective May 1, 2009, Union Central will add subaccount investment options to your Policy. The following information describing the underlying portfolios for the new investment options is added to the Separate Account Variable Investment Options section of your prospectus:

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                     FUND NAME                                         INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                      Portfolio Type / Summary of Investment Strategy
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           AIM Variable Insurance Funds                            Invesco Aim Advisors, Inc.
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AIM V.I. Global Real Estate Fund, Series I -        High total return through growth of capital and current
                                                    income.
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   - Subadvisers:  Invesco Trimark Ltd.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional
   (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
   Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH;
   and Invesco Australia Limited
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          Calvert Variable Series, Inc.*                     Calvert Asset Management Company, Inc.
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Ameritas Small Capitalization Portfolio - Eagle     Long-term capital appreciation.
Asset Management, Inc.
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       Fidelity(R) Variable Insurance Products                 Fidelity Management & Research Company
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Fidelity(R) VIP Mid Cap Portfolio, Initial Class -  Long-term growth.
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   -  Subadvisers: Fidelity Research & Analysis Company, Fidelity International Investment Advisors,
   Fidelity International Investment Advisors (U.K.) Limited; FMR Co., Inc., Fidelity Investments Japan
   Limited; and Fidelity Management & Research (U.K.) Inc.
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          PIMCO Variable Insurance Trust                    Pacific Investment Management Company LLC
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PIMCO Total Return Portfolio, Administrative Class  Total return.
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* This fund and its investment adviser are part of the UNIFI Mutual Holding
Company, the ultimate parent of Union Central. Also, Calvert Distributors, Inc., an indirect subsidiary of UNIFI, is the underwriter for this fund.

Please see the respective fund prospectus for more information about the portfolios, including Portfolio Company Operating Expenses.

2. All Fidelity Variable Insurance Products ("Fidelity") portfolios underlying the subaccounts available in this prospectus are Initial Class. Therefore, all references to Fidelity "Service Class 2" should be deleted and replaced with "Initial Class."

3.   On page 13, the following is added as the second paragraph after the chart:

     An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share. Notwithstanding the preceding statements, Owners will be guaranteed to receive $1.00 net asset value for amounts they had invested in the money market account as of September 19, 2008, subject to the terms of the U.S. Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program is currently set to expire on September 18, 2009.

4. The Union Central Life Insurance Company has changed its principal and home office address to 5900 "O" Street, Lincoln, Nebraska 68510. Any reference to the principal or home office address in the prospectus or Statement of Additional Information is hereby replaced. The administrative office for Union Central remains at 1876 Waycross Road, Cincinnati, Ohio 45240.

5. Union Central intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 (the "1934 Act") to the extent the requirement to file reports under the 1934 Act is determined to be applicable to depositors of variable insurance products.

All other provisions of your policy remain as stated in your policy and prospectus, as previously amended.

       Please retain this supplement with the current prospectus for your variable policy issued by The Union Central Life Insurance Company.
             If you do not have a current prospectus, please contact
                        Union Central at 1-800-319-6902.